Employee Benefit Plan, Fully-Benefit Responsive Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract

Contract Issuer	Contract Number	Major Credit Ratings	As of 12/31/2025 Investments at Contract Value	As of 12/31/2024 Investments at Contract Value

Synthetic GIC Contracts:
Transamerica Premier Life	MDA01097TR	AA- / Aa2	$162,773	$172,315
American General Life	1646368	AA / Aa2	78,566	83,298
American General Life	1635582	AA+ / Aa1	64,030	65,278
RGA	RGA00058	AA- / Aa3	68,890	73,358
Prudential	GA62433	AA- / Aa3	133,246	142,311
Traditional GIC Contract:
New York Life	GA29021	AA- / Aa3	74,903	79,345
Total			$582,408	$615,905